Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Recurring	$ 35,910	$ 25,210	$ 105,030	$ 75,808	$ 105,560	$ 75,420	$ 56,382
Implementation and other	688	620	1,859	1,513	2,041	1,390	824
Total revenues	36,598	25,830	106,889	77,321	107,601	76,810	57,206
Cost of revenues
Operating expenses	5,798	4,846	17,847	13,633	19,070	14,895	12,287
Depreciation	638	494	1,876	1,320	1,821	1,431	987
Total cost of revenues	6,436	5,340	19,723	14,953	20,891	16,326	13,274
Administrative expenses
Sales and marketing	14,856	10,339	44,237	28,913	42,681	29,255	22,244
Research and development	1,059	538	2,878	1,317	2,146	1,632	1,225
General and administrative	8,410	6,815	25,816	18,851	28,729	19,372	14,650
Depreciation and amortization	1,159	959	3,322	2,716	3,682	4,092	4,300
Total administrative expenses	25,484	18,651	76,253	51,797	77,238	54,351	42,419
Total operating expenses	31,920	23,991	95,976	66,750	98,129	70,677	55,693
Operating income	4,678	1,839	10,913	10,571	9,472	6,133	1,513
Interest expense	(338)	(2,329)	(3,079)	(6,929)	(9,272)	(6,977)	(134)
Net loss on early repayment of debt			(4,044)
Other income (expense), net	39	(133)	1,395	140	1,199	354	108
Income (loss) before income taxes	4,379	(623)	5,185	3,782	1,399	(490)	1,487
Provision (benefit) for income taxes	1,689	(199)	2,028	1,211	792	(84)	601
Net income (loss)	2,690	(424)	3,157	2,571	607	(406)	886
Net income (loss) attributable to the noncontrolling interest		(3)		19	6	(3)
Net income (loss) attributable to the Company	2,690	(421)	3,157	2,552	601	(403)	886
Pro forma additional income tax expense (benefit)		(93)		563	(137)	(14)	35
Pro forma net income (loss)	$ 2,690	$ (328)	$ 3,157	$ 1,989	$ 738	$ (389)	$ 851
Net income (loss) per share, basic	$ 0.05	$ (0.01)	$ 0.06	$ 0.06	$ 0.01	$ (0.01)	$ 0.02
Net income (loss) per share, diluted	$ 0.05	$ (0.01)	$ 0.06	$ 0.05	$ 0.01	$ (0.01)	$ 0.02
Pro forma net income (loss) per share, basic	$ 0.05	$ (0.01)	$ 0.06	$ 0.04	$ 0.02	$ (0.01)	$ 0.02
Pro forma net income (loss) per share, diluted	$ 0.05	$ (0.01)	$ 0.06	$ 0.04	$ 0.02	$ (0.01)	$ 0.02
Weighted average shares outstanding:
Basic	51,056,462	45,707,802	49,040,344	45,398,933	45,476,895	44,771,559	44,560,053
Diluted	52,978,051	45,707,802	51,223,048	47,975,548	48,062,075	44,771,559	45,411,371
Pro forma weighted average shares outstanding:
Basic	51,056,462	45,707,802	49,040,344	45,398,933	45,476,895	44,771,559	44,560,053
Diluted	52,978,051	45,707,802	51,223,048	47,975,548	48,062,075	44,771,559	45,411,371